Short-term Borrowings and Long-term Debt - Long-term Debt (Details) $ in Thousands		12 Months Ended
	Jun. 01, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long term debt
Long-term debt, outstanding amount		$ 1,387,724	$ 1,503,148
Less unamortized debt issuance costs		(13,222)	(17,825)
Interest Paid		44,700	32,900	$ 28,100
Payment of loan amendment fees		1,488	2,250	10,790
Prepayments of term loan		155,000	64,687	$ 116,438
Term Loans
Long term debt
Increase in interest paid		11,800
Term Loan A1
Long term debt
Long-term debt, outstanding amount		$ 657,637	775,500
LIBOR		1.57%
Term Loan A2
Long term debt
Long-term debt, outstanding amount		$ 421,238	458,375
LIBOR		1.57%
Receivables Credit Facility
Long term debt
Long-term debt, outstanding amount		$ 308,849	$ 269,273
LIBOR		1.56%
Credit Facility
Long term debt
Maximum borrowing capacity	$ 1,915,000
Payment of loan amendment fees		$ 1,300
Credit Facility | Term Loans
Long term debt
Prepayments of term loan		$ 155,000
Credit Facility | Term Loan A1
Long term debt
Maximum borrowing capacity	940,000
Credit Facility | Term Loan A2
Long term debt
Maximum borrowing capacity	$ 475,000
Credit Facility | Maximum
Long term debt
Pro forma leverage ratio threshold to increase commitments under the Credit Facility	2.5
Revolver | Credit Facility
Long term debt
Maximum borrowing capacity	$ 500,000
Accordion maximum borrowing capacity	$ 600,000
LIBOR | Term Loan A1
Long term debt
Margin interest above reference rate (as a percent)		1.75%
LIBOR | Term Loan A2
Long term debt
Margin interest above reference rate (as a percent)		1.875%
LIBOR | Receivables Credit Facility
Long term debt
Margin interest above reference rate (as a percent)		0.75%